Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2020	2021	2022	2020	2021	2022
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$17,648	$14,411	$8,670	$17,648	$14,411	$8,670
Deposits and other receivables
Deposits	466	451	436	466	451	436
Other financial assets
Long-term investments	386	357	337	386	357	337
Financial instruments at fair value through other comprehensive income
Cash flow hedges	84	—	142	84	—	142
Cash, cash equivalents and short-term investments	18,474	4,835	10,671	18,474	4,835	10,671
Total financial assets	$37,058	$20,054	$20,256	$37,058	$20,054	$20,256
Total current	$36,206	$19,246	$19,483	$36,206	$19,246	$19,483
Total non-current	$852	$808	$773	$852	$808	$773
Financial liabilities:
Lease liability	5,776	4,620	3,569	5,776	4,620	3,569
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	14,228	9,518	7,723	14,228	9,518	7,723
Convertible debt	26,074	36,373	43,455	26,074	36,493	42,636
Venture debt	8,276	—	—	8,276	—	—
Government loans	6,920	6,001	5,171	6,920	6,001	5,171
Research project financing	6,473	3,868	3,383	6,473	3,868	3,383
Convertible debt embedded derivative	12,395	10,081	3,203	12,395	10,081	3,203
Trade and other payables (current and non current)	16,552	14,880	11,130	16,552	14,880	11,130
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	50	—	—	50	—
Total financial liabilities	$96,694	$85,391	$77,634	$96,694	$85,511	$76,815
Total current	$40,221	$27,631	$21,556	$40,221	$27,631	$21,556
Total non-current	$56,473	$57,760	$56,078	$56,473	$57,880	$55,259

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2020	2021	2022	2020	2021	2022
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$17,648	$14,411	$8,670	$17,648	$14,411	$8,670
Deposits and other receivables
Deposits	466	451	436	466	451	436
Other financial assets
Long-term investments	386	357	337	386	357	337
Financial instruments at fair value through other comprehensive income
Cash flow hedges	84	—	142	84	—	142
Cash, cash equivalents and short-term investments	18,474	4,835	10,671	18,474	4,835	10,671
Total financial assets	$37,058	$20,054	$20,256	$37,058	$20,054	$20,256
Total current	$36,206	$19,246	$19,483	$36,206	$19,246	$19,483
Total non-current	$852	$808	$773	$852	$808	$773
Financial liabilities:
Lease liability	5,776	4,620	3,569	5,776	4,620	3,569
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	14,228	9,518	7,723	14,228	9,518	7,723
Convertible debt	26,074	36,373	43,455	26,074	36,493	42,636
Venture debt	8,276	—	—	8,276	—	—
Government loans	6,920	6,001	5,171	6,920	6,001	5,171
Research project financing	6,473	3,868	3,383	6,473	3,868	3,383
Convertible debt embedded derivative	12,395	10,081	3,203	12,395	10,081	3,203
Trade and other payables (current and non current)	16,552	14,880	11,130	16,552	14,880	11,130
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	50	—	—	50	—
Total financial liabilities	$96,694	$85,391	$77,634	$96,694	$85,511	$76,815
Total current	$40,221	$27,631	$21,556	$40,221	$27,631	$21,556
Total non-current	$56,473	$57,760	$56,078	$56,473	$57,880	$55,259

Disclosure of Fair Value of Financial Instruments
As at December 31, 2020, the Company held the following financial instruments carried at fair value on the statement of financial position:

Assets measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$386	—	$386	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$84	—	$84	—
Liabilities measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$12,395	—	$12,395	—
As at December 31, 2021, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$357	—	$357	—
Liabilities measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$10,081	—	$10,081	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$50		$50

As of December 31, 2022, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	337	—	337	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	142	—	142	—
Liabilities measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	3,203	—	3,203	—

Schedule of Present Fair Values of Derivative Financial Instruments	The following tables present fair values of foreign currency derivative financial instruments at December 31, 2022, 2021 and 2020.

	At December 31, 2020
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€2,250	$84
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,250	$84

	At December 31, 2021
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€5,000	$(50)
Options (buy euros, sell U.S. dollars)	—	—
Total	€5,000	$(50)

	At December 31, 2022
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$142
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$142

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2022	2021	2020	2022	2021	2020
A	China	33%	—%	—%	3,375,000	—	—
B	Germany	24%	Less than 10%	—%	3,585,000	3,652,000	—
C	America	14%	23%	18%	—	1,800,000	—
D	Japan	11%	13%	Less than 10%	—	7,736,000	5,120,000
E	Taiwan	Less than 10%	23%	20%	—	545,000	4,767,000
F	China	Less than 10%	14%	Less than 10%	169,500	203,000	339,000
G	South Korea	—%	Less than 10%	45%	—	583,000	5,209,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2020
Research project financing	$1,944	$2,387	$1,828	$425	$—	$—	$6,584
Interest-bearing receivables financing	14,228	—	—	—	—	—	14,228
Government loans	1,536	1,851	1,319	1,287	1,256	412	7,661
Convertible debt	—	—	—	35,506	—	—	35,506
Venture debt	6,600	2,568	—	—	—	—	9,168
Lease liabilities	1,777	2,027	1,407	1,184	1,177	359	7,931
Trade payables	15,701	250	—	1,430	—	—	17,381
Other current liabilities	8,386	—	—	—	—	—	8,386
	$50,172	$9,083	$4,554	$39,832	$2,433	$771	$106,845
At December 31, 2021
Research project financing	$1,057	$1,042	$1,684	$—	$—	$—	$3,783
Interest-bearing receivables financing	9,518	—	—	—	—	—	9,518
Government loans	1,240	1,573	1,483	1,452	714	—	6,462
Convertible debt (1)	—	—	54,623	—	—	—	54,623
Venture debt	—	—	—	—	—	—	—
Lease liabilities	1,238	1,043	965	1,052	322	—	4,620
Trade payables	13,916	171	1,477	—	—	—	15,564
Other current liabilities	9,180	—	—	—	—	—	9,180
	$36,149	$3,829	$60,232	$2,504	$1,036	$—	$103,750
At December 31, 2022
Research project financing	$1,237	$1,683	$146	$221	$—	$—	$3,287
Interest-bearing receivables financing	7,723	—	—	—	—	—	7,723
Government loans	1,534	1,397	1,367	673	—	—	4,971
Convertible debt (1)	—	54,348	—	—	—	—	54,348
Lease liabilities	1,291	930	1,025	323	—	—	3,569
Trade payables	9,342	2,235	—	—	—	—	11,577
Other current liabilities	8,278	—	—	—	—	—	8,278
	$29,405	$60,593	$2,538	$1,217	$—	$—	$93,753

Schedule of Financial Liabilities

(in thousands)	January 1, 2020	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2020
Government grant advances and loans	$7,621	5,910	1,392	364	—	(217)	$15,070
Convertible debt	$30,671	2,050	—	7,902	(16,008)	1,459	$26,074
Venture debt	$12,180	(6,105)	750	1,451	—	—	$8,276
Lease liabilities	$4,104	$(1,221)	$363	$780	—	$1,750	$5,776
Interest-bearing financing of receivables	$4,068	9,914	175,000	71,000	—	—	$14,228
Total	$58,644	10,548	2,680	10,568	(16,008)	2,992	$69,424

(in thousands)	January 1, 2021	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2021
Government grant advances and loans	$15,070	592	(449)	427	—	(80)	$15,560
Convertible debt	$26,074	27,957	—	6,193	(11,138)	(12,713)	$36,373
Venture debt	$8,276	(8,743)	180	819	—	(532)	$—
Lease liabilities	$5,776	(1,063)	(297)	760	—	(556)	$4,620
Interest-bearing financing of receivables	$14,228	21	(337)	282	—	(4,676)	$9,518
Total	$69,424	18,764	(903)	8,481	(11,138)	(18,557)	$66,071

(in thousands)	January 1, 2022	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2022
Government grant advances and loans	$15,560	406	(365)	266	—	(5,473)	$10,394
Convertible debt	$36,373	—	—	7,762	(671)	(9)	$43,455
Lease liabilities	$4,620	(1,205)	(298)	571	—	(119)	$3,569
Interest-bearing financing of receivables	$9,518	3,046	(1)	254	—	(5,094)	$7,723
Total	$66,071	2,247	(664)	8,853	(671)	(10,695)	$65,141
(1) In 2020, 2021 and 2022, Other includes additions in lease liabilities, which are non-cash. In 2020 and 2021, Other includes the liability component and the fair value of the embedded option of the convertible debts converted during the year. In 2021, Other includes the impact of the forgiveness of the government grant advance and of the netting of the interest-bearing financing debt with the Research tax credit receivable.